Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventory write-down to net realizable value	$ 140	$ 307	$ 110	$ 503